Schedule of Deferred Tax Assets (Tables)	6 Months Ended
Sep. 30, 2014
Schedule of Deferred Tax Assets:
Schedule of Deferred Tax Assets	As of September 30, 2014, the deferred tax asset consists of the following:
September 30, 2014
Net operating losses	$ 24,500
Valuation allowance	(24,500)
Net deferred tax asset	$ -